CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Income Statement [Abstract]
Revenues		$ 10,000
Cost of revenues		350
Gross profit		9,650
Operating expenses:
Research and development expenses, net	11,205	15,095
Marketing and business development expenses	388	697
General and administrative expenses	3,928	4,077
Total operating expenses	15,521	19,869
Operating loss	(15,521)	(10,219)
Financial and other income, net	414	130
Loss before taxes on income	(15,107)	(10,089)
Taxes on income	722
Net loss	$ (14,385)	$ (10,089)
Basic and diluted net loss per share	$ (0.24)	$ (0.19)
Other comprehensive loss:
Unrealized gain arising during the period from foreign currency derivative contracts
Realized gain arising during the period from foreign currency derivative contracts		(17)
Total comprehensive loss	$ (14,385)	$ (10,106)
Weighted average number of ordinary shares used in computing basic and diluted net loss per share	60,747,948	52,149,380